Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	24,774,679	29,834,177
Machinery and equipment	10,006,532	11,123,933
Leasehold improvements	1,173,822	1,265,970
Vehicles	5,544,713	5,463,339
Furniture, office and electric equipment	1,030,877	1,190,792
Construction in progress	4,649,302	2,276,736
Total	47,179,925	51,154,947
Accumulated depreciation	(13,236,644)	(15,694,496)
Impairment	(27,915)	(26,942)
Property and equipment, net	33,915,366	35,433,509

Depreciation expenses were RMB2,740,819, RMB2,882,579 and RMB3,224,811 for the years ended December 31, 2023, 2024 and 2025 respectively.

The Company recorded impairment charges of RMB76,616, RMB23,152 and RMB46,000 related to property and equipment that were expected to be disposed of before the end of their estimated useful lives for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, the title certificates for certain buildings of the Company with an aggregate netbook value of approximately RMB2,366,329 and RMB1,316,328, respectively, had not been obtained.